CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement
Filing and regulatory fees	$ 204,967	$ 191,666
Office and administration	230,577	239,525
Professional fees	150,210	90,529
Rent and utilities	120,178	114,890
Share-based payments	557,101	406,399
Shareholder communication and travel	306,227	452,382
Wages and benefits	1,175,802	1,000,905
CORPORATE EXPENSES	2,745,062	2,496,296
Foreign exchange loss	7,237	3,753
Interest income	(14,115)	(57,866)
Flow-through premium recovery	(128,367)	(767,435)
Unrealized loss on marketable securities	(576,460)	91,700
LOSS AND COMPREHENSIVE LOSS	$ 2,033,357	$ 1,766,448
Basic and diluted loss per share (in dollars per share)	$ 0.02	$ 0.02
Weighted average number of common shares outstanding (in shares)	114,929,140	104,201,483